Momentous Holdings Corp.

Suite 3, Floor 3, 148 Cambridge Heath Road

London, E1 5QJ, United Kingdom

Via EDGAR

December 15, 2015

THE UNITED STATES SECURITIES

AND EXCHANGE COMMISSION

Division of Corporate Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn: Katherine Wray

Re:	Momentous Holdings Corp.
Registration Statement on Form S-1
Filed September 28, 2015
File No. 333-207163

Dear Katherine Wray:

In connection with the Company’s response to the United States Securities and Exchange Commission’s (the “Commission”) comments in a letter dated December 10, 2015 by Katherine Wray, Assistant Director of the Commission’s Division of Corporate Finance, this correspondence shall serve as acknowledgment by the Company of the following:

▪	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
▪	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
▪	the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Momentous Holdings Corp.

/s/ James Horan

By: James Horan

       Chief Executive Officer